Note 11 - Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses	$ 2,175	$ 2,099
Deferred compensation	337	330
Alternative minimum tax credits	0	0
Nonaccrual loan interest	107	162
Deferred loan fees	211	437
Accrued vacation expense	0	101
Accrued profit sharing	0	181
Loans fair value adjustments	210	306
Unrealized loss on securities available-for sale	0	0
Other	149	198
Net operating loss carryforwards	420	853
Total deferred tax assets	3,609	4,667
Federal Home Loan Bank stock dividends	483	526
Unrealized gain on securities available for sale	1,062	1,956
Capitalized mortgage servicing rights	393	238
Fixed asset depreciation	830	673
Acquisition intangibles	1,886	1,897
Trust preferred fair value adjustment	67	72
Other	195	125
Total deferred tax liabilities	4,916	5,487
Net deferred tax assets (liabilities)	$ (1,307)	$ (820)